Fair Value Disclosures (Narrative) (Detail) (USD $)	12 Months Ended
	Jun. 27, 2012 Restaurants	Jun. 29, 2011 Restaurants	Jun. 30, 2010 Restaurants	Jun. 27, 2012 Liquor Licenses [Member]	Jun. 27, 2012 5.75% Notes [Member]	Jun. 29, 2011 5.75% Notes [Member]	May 31, 2004 5.75% Notes [Member]
Debt Instrument [Line Items]
Number of under performing restaurants	3	3	9
Carrying value of impaired long-lived assets	$ 4,700,000	$ 2,200,000		$ 6,700,000
Fair value of impaired long-lived asset	1,586,000	255,000		4,109,000
Impairment of long-lived assets	3,100,000	1,900,000		2,600,000
Stated interest rate					5.75%	5.75%	5.75%
Carrying value of notes	567,209,000				289,700,000	289,600,000
Fair value of notes					$ 310,200,000	$ 308,100,000